Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income (loss)	$ (8,405)	$ 2,047
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	541	546
Share-based compensation to employees and consultants	780	852
Net loss from financing expenses	247	455
Changes in operating asset and liability items:
Increase in trade receivables	(250)	(10,151)
Decrease (increase) in inventories	280	(155)
Increase in other accounts receivable and prepaid expenses	(97)	(215)
Decrease in operating right of use assets	295	254
Increase (decrease) in trade payables	158	(370)
Decrease in lease liabilities	(397)	(435)
Decrease in accrued liabilities and other payables	(333)	(22)
Net cash used in operating activities	(7,181)	(7,194)
Cash flows from investing activities:
Purchase of property and equipment	(284)	(482)
Investment in restricted deposits	(57)	(59)
Net cash used in investing activities	(341)	(541)
Cash flows from financing activities:
Exercise of options and warrants into shares	9	892
Net cash provided by financing activities	9	892
Exchange differences on cash and cash equivalents and restricted cash	(241)	(444)
Net decrease in cash and cash equivalents and restricted cash	(7,754)	(7,287)
Cash and cash equivalents and restricted cash and at the beginning of the period	26,674	29,653
Cash and cash equivalents and restricted cash at the end of the period	18,920	22,366
A. Supplementary information on investing and financing activities not involving cash flows:
Right of use assets recognized with corresponding lease liabilities	623	870
Capitalization of Share-based compensation to inventory	5	33
B. Reconciliation of Cash, cash equivalents and restricted cash at the end of the period
Cash and cash equivalents	18,920	22,283
Restricted cash		83
Total cash and cash equivalents and restricted cash	$ 18,920	$ 22,366